SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT

3.     SHORT-TERM INVESTMENT

The Company held one and two structured time deposits, categorized as held-to-maturity, short-term investments on December 31, 2010 and 2011, respectively. The two deposits matured on January 5 and January 10, 2012, respectively. The interest rates on the deposits were fixed at 4.5% and 5%, respectively.